REVENUE, Order Backlogs (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Remaining unsatisfied performance obligations order backlogs [Abstract]
Total remaining unsatisfied performance obligations	€ 11,490.8	€ 13,676.4	€ 7,106.4
2019 [Member]
Remaining unsatisfied performance obligations order backlogs [Abstract]
Total remaining unsatisfied performance obligations			4,699.9
2020 [Member]
Remaining unsatisfied performance obligations order backlogs [Abstract]
Total remaining unsatisfied performance obligations		6,226.3	1,513.4
2021 [Member]
Remaining unsatisfied performance obligations order backlogs [Abstract]
Total remaining unsatisfied performance obligations	5,718.4	4,387.9
2022 [Member]
Remaining unsatisfied performance obligations order backlogs [Abstract]
Total remaining unsatisfied performance obligations	3,326.7
Thereafter [Member]
Remaining unsatisfied performance obligations order backlogs [Abstract]
Total remaining unsatisfied performance obligations	€ 2,445.7	€ 3,062.1	€ 893.1